Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. During the last fiscal year, there were no stock option awards to any named executive officers within four business days preceding the filing of any report of Forms 10-K, 10-Q, or 8-K that disclosed material nonpublic information.
Award Timing, How MNPI Considered [Text Block]	Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value [Flag]	false